CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2014
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES	Note 3 - Contingent Liabilities There is no material pending or threatened litigation as of the current reportable date that would result in a liability.